Unaudited Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Class A Ordinary Shares	Class A	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 12, 2021
Balance (in Shares) at Jan. 12, 2021
Issuance of Class B ordinary shares to Sponsor			$ 791	24,209		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)			7,906,250
Accretion on Class A ordinary shares subject to possible redemption				(199,953)	(22,886,667)	(23,086,620)
Sale of private placement warrants to Sponsor less fair value of private warrants				175,731		175,731
Forfeiture of Class B ordinary shares from Sponsor			$ (13)	13
Forfeiture of Class B ordinary shares from Sponsor (in Shares)			(127,174)
Net income (loss)					(319,783)	(319,783)
Balance at Mar. 31, 2021			$ 778		(23,206,450)	(23,205,672)
Balance (in Shares) at Mar. 31, 2021			7,779,076
Balance at Jan. 12, 2021
Balance (in Shares) at Jan. 12, 2021
Net income (loss)						(11,935,452)
Balance at Jun. 30, 2021			$ 778		(34,822,119)	(34,821,341)
Balance (in Shares) at Jun. 30, 2021			7,779,076
Balance at Jan. 12, 2021
Balance (in Shares) at Jan. 12, 2021
Issuance of Class B ordinary shares to Sponsor			$ 791	24,209		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)			7,906,250
Accretion on Class A ordinary shares subject to possible redemption				(199,953)	(22,886,667)	(23,086,620)
Sale of private placement warrants to Sponsor less fair value of private warrants				175,731		175,731
Forfeiture of Class B ordinary shares from Sponsor			$ (13)	13
Forfeiture of Class B ordinary shares from Sponsor (in Shares)			(127,174)
Net income (loss)					(16,194,662)	(16,194,662)
Balance at Dec. 31, 2021			$ 778		(39,081,329)	(39,080,551)
Balance (in Shares) at Dec. 31, 2021			7,779,076
Balance at Mar. 31, 2021			$ 778		(23,206,450)	(23,205,672)
Balance (in Shares) at Mar. 31, 2021			7,779,076
Net income (loss)					(11,615,669)	(11,615,669)
Balance at Jun. 30, 2021			$ 778		(34,822,119)	(34,821,341)
Balance (in Shares) at Jun. 30, 2021			7,779,076
Balance at Dec. 31, 2021			$ 778		(39,081,329)	(39,080,551)
Balance (in Shares) at Dec. 31, 2021			7,779,076
Net income (loss)					3,885,366	3,885,366
Balance at Mar. 31, 2022			$ 778		(35,195,963)	(35,195,185)
Balance (in Shares) at Mar. 31, 2022			7,779,076
Balance at Dec. 31, 2021			$ 778		(39,081,329)	(39,080,551)
Balance (in Shares) at Dec. 31, 2021			7,779,076
Remeasurement of Class A common stock subject to possible redemption amount		$ (23,086,620)
Net income (loss)						7,172,521
Balance at Jun. 30, 2022			$ 778		(21,650,833)	(21,650,055)
Balance (in Shares) at Jun. 30, 2022			7,779,076
Balance at Mar. 31, 2022			$ 778		(35,195,963)	(35,195,185)
Balance (in Shares) at Mar. 31, 2022			7,779,076
Remeasurement of Class A common stock subject to possible redemption amount					(352,842)	(352,842)
Gain on settlement of underwriting fees					10,610,817	10,610,817
Net income (loss)					3,287,155	3,287,155
Balance at Jun. 30, 2022			$ 778		$ (21,650,833)	$ (21,650,055)
Balance (in Shares) at Jun. 30, 2022			7,779,076